Offerings - Offering: 1	Aug. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value (including Series A Junior Participating Preferred Stock Purchase Rights)
Amount Registered | shares	1,475,000
Proposed Maximum Offering Price per Unit	6.60
Maximum Aggregate Offering Price	$ 9,735,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,490.43
Offering Note	(1) Represents additional shares of the Registrant's Common Stock reserved for issuance under the Registrant's Amended and Restated 2016 Omnibus Incentive Plan (the "2016 Plan"). The Series A Junior Participating Preferred Stock Purchase Rights (the "Rights") are initially attached to the shares of Common Stock. When exercisable, each Right will entitle the registered holder to purchase from the Company one one-hundredth of a share of Series A Junior Participating Preferred Stock of the Company. The value attributable to the Rights, if any, is reflected in the market price of the Common Stock. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of the Registrant's Common Stock that may become issuable under the 2016 Plan as a result of any future stock splits, stock dividends or similar adjustments of the Registrant's outstanding Common Stock. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is estimated to be $6.60, based on the average of the high sales price ($6.90) and the low sales price ($6.30) for the Registrant's Common Stock as reported on the New York Stock Exchange on August 4, 2025.